                                                      JOHN E. CONNOLLY, JR.
                                                      ASSISTANT GENERAL COUNSEL

MetLife Insurance Company of Connecticut
1300 Hall Boulevard
Bloomfield, CT 06002-2910

                                 March 7, 2014

VIA EDGAR TRANSMISSION
----------------------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

    Re:  MetLife Insurance Company of Connecticut
         MetLife of CT Separate Account Eleven for Variable Annuities File No. 811-21262

Commissioners:

The Annual Reports dated December 31, 2013 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of MetLife of CT Separate Account Eleven for Variable Annuities of MetLife Insurance Company of Connecticut pursuant to Rule 30b2-1 of the Investment Company Act of 1940 and are listed as follows:

The Annual Reports for certain series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) are incorporated by reference as filed on Form N-CSR, CIK No. 0000896435, File No. 811-07452.

The Annual Report for the Alger Capital Appreciation Portfolio of The Alger Portfolios is incorporated by reference as filed on Form N-CSR, CIK No. 0000832566, File No. 811-05550.

The Annual Report for the Global Thematic Growth Portfolio of AllianceBernstein Variable Products Series Fund, Inc. is incorporated by reference as filed on Form N-CSR, CIK No. 0000825316, File No. 811-05398.

The Annual Reports for certain series of American Funds Insurance Series are incorporated by reference as filed on Form N-CSR, CIK No. 0000729528, File No. 811-03857.

MetLife of CT Separate Account Eleven for Variable Annuities
File No. 811-21262
Page 2

The Annual Report for the Delaware VIP Small Cap Value Series of Delaware VIP Trust is incorporated by reference as filed on Form N-CSR, CIK No. 0000814230, File No. 811-05162.

The Annual Report of Dreyfus Socially Responsible Growth Fund, Inc. is incorporated by reference as filed on Form N-CSR, CIK No. 0000890064, File No. 811-07044.

The Annual Report for the DWS Capital Growth VIP of DWS Variable Series I is incorporated by reference as filed on Form N-CSR, CIK No. 0000764797, File No. 811-04257.

The Annual Reports for certain portfolios of DWS Variable Series II are incorporated by reference as filed on Form N-CSR, CIK No. 0000810573, File No. 811-05002.

The Annual Reports for certain series of Franklin Templeton Variable Insurance Products Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000837274, File No. 811-05583.

The Annual Reports for certain series of Janus Aspen Series are incorporated by reference as filed on Form N-CSR, CIK No. 0000906185, File No. 811-07736.

The Annual Reports for certain portfolios of Legg Mason Partners Variable Equity Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001176343, File No 811-21128.

The Annual Reports for certain portfolios of Legg Mason Partners Variable Income Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000874835, File No 811-06310.

The Annual Reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001126087, File No. 811-10183.

The Annual Reports for certain portfolios of Metropolitan Series Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618.

The Annual Report for Morgan Stanley Multi Cap Growth Portfolio of Morgan Stanley Variable Investment Series is incorporated by reference as filed on Form N-CSR, CIK No. 0000716716, File No. 811-03692.

The Annual Reports for certain portfolios of Pioneer Variable Contracts Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000930709, File No. 811-08786.

MetLife of CT Separate Account Eleven for Variable Annuities
File No. 811-21262
Page 3

The Annual Reports for certain portfolios of The Universal Institutional Funds, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0001011378, File No. 811-07607.

The Annual Reports for certain portfolios of Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000356494, File No. 811-03329.

The Annual Reports for certain portfolios of Variable Insurance Products Fund II are incorporated by reference as filed on Form N-CSR, CIK No. 0000831016, File No. 811-05511.

The Annual Reports for certain portfolios of Variable Insurance Products Fund III are incorporated by reference as filed on Form N-CSR, CIK No. 0000927384, File No. 811-07205.

The Annual Report for the VT Small Cap Value Fund of Wells Fargo Variable Trust is incorporated by reference as filed on Form N-CSR, CIK No. 0001081402, File No. 811-09255.

                                         Sincerely,

                                         /s/ John E. Connolly, Jr., Esq.

                                         John E. Connolly, Jr., Esq.